CURRENT LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities
Accounts payable	$ 5,400	$ 3,849
Commodity tax payable	8,385	4,337
Accrual Tenant Security Deposits	6,822	6,327
Accrual Liabilities Of Employee UnitBased Compensation	11,525	7,118
Accrual Of TrusteeDirector UnitBased Compensation	8,935	5,219
Accrued salaries, incentives and benefits	5,875	5,783
Accrued interest payable	7,235	7,956
Accrued construction costs	24,399	6,285
Accrued professional fees	1,641	2,452
Acquisition related liabilities	19,579	634
Accrued property operating costs	5,768	8,878
Other tenant related liabilities	5,511	1,690
Other accrued liabilities	2,169	669
Total accounts payable and accrued liabilities	$ 113,244	$ 61,197